INVESTMENTS (Details) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2019 EUR (€)	Jan. 19, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 € / shares	Dec. 01, 2020	Nov. 30, 2020	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Aug. 31, 2017 USD ($)
INVESTMENTS (Details) [Line Items]
Share Price (in Euro per share) | $ / shares				$ 10.29
Equity Method Investments								$ 376
Goodwill				$ 18,508			18,508	20,190							$ 18,508
Gain (Loss) on Investments					$ 161		464	756
Income (Loss) from Equity Method Investments				11	11		4	96
Gain (Loss) on Derivative Instruments, Net, Pretax					13		$ 657	421
Class of Warrant or Right, Exercised (in Shares) | shares							0
Net earnings from the investment					$ 10
Common Shares
INVESTMENTS (Details) [Line Items]
Other comprehensive income
Preferred Stock
INVESTMENTS (Details) [Line Items]
Other comprehensive income
Retained Earnings/(Deficit)
INVESTMENTS (Details) [Line Items]
Other comprehensive income								1,191
Seed Financing Round
INVESTMENTS (Details) [Line Items]
Percentage of interest held															10.53%	10.53%
Cansativa
INVESTMENTS (Details) [Line Items]
Equity Method Investments				1,542			$ 1,553										$ 923
Gain (Loss) on Investments							211
Income (Loss) from Equity Method Investments				$ 11			$ 4	96
Cansativa | Tranche Two
INVESTMENTS (Details) [Line Items]
Equity Method Investments, Initial Amount, Fair Value | €																€ 322
Cansativa | Investment, Tranche One [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross | €																€ 1,000
Cansativa | Common Shares
INVESTMENTS (Details) [Line Items]
Number of shares registered and fully paid-in capital (in Shares) | shares															26,318	26,318
Cansativa | Preferred Stock
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares									€ 543.31
Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Investments, net (in Euro) | €																€ 7,000
Number of investment tranches															3	3
Percentage of interest held															10.53%	10.53%
Payments to Acquire Investments (in Euro) | €	€ 996.819		€ 3.1
Share Price (in Euro per share) | € / shares																€ 1.00
Equity Method Investments															$ 1,075	€ 999.915
Investments, initial amount (in Euro) | €																3.096
Equity Method Investments (in Euro) | €																996.819
Investments, increase investment for equity, option duration							18 months
Net Assets														€ 1,233	1,122	1,100
Goodwill | €																465
Equity Method Investments													$ 722	€ 650
Equity Method Investments, Additional, Shares (in Shares) | shares													2,138	2,138
Equity Method Investments, Consideration Transferred, Net Assets													16.60%	16.60%
Cansativa | Seed Financing Round | Tranche Two
INVESTMENTS (Details) [Line Items]
Investments, Gross | €																3,000
Equity Method Investments, Initial Amount, Fair Value															(450)	419
Gain (Loss) on Investments						$ 370
Cansativa | Seed Financing Round | Investment, Tranche Three [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross | €																3,000
Cansativa | Seed Financing Round | Investment, Tranche One [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross															$ 1,075	€ 999.915
Cansativa | Seed Financing Round | Preferred Stock
INVESTMENTS (Details) [Line Items]
Percentage of interest held							14.22%
Cansativa | Seed Financing Round | Preferred Stock | Tranche Two
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | $ / shares															$ 322.97
Share Price (in Euro per share) | € / shares																€ 1.00
Investment, option, stock issued for additional investment, shares, new issues (in Shares) | shares															9,289	9,289
Investment, option, stock issued for additional investment, amount, new issues (in Euro) | €																€ 3,000.06833
Equity Method Investments, Option Exercised, Entitled To Subscribe To Additional Shares (in Shares) | shares															578	578
Seed Financing Round | Cansativa | Preferred Stock
INVESTMENTS (Details) [Line Items]
Percentage of interest held										15.80%
Lift & Co | Warrant
INVESTMENTS (Details) [Line Items]
Derivative Asset								$ 598
Lift & Co | Northern Swan Holdings, Inc
INVESTMENTS (Details) [Line Items]
Sale of Stock, Percentage of Ownership after Transaction								8.00%
Lift & Co | Common Shares
INVESTMENTS (Details) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax								$ 319
Cansativa, Employee Stock Ownership Plan (ESOP) | Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Percentage of interest held										15.80%	16.59%
Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Shares issued (in Shares) | shares															3,096	3,096
Investments, fully diluted pre-money valuation (in Euro) | €																€ 8,500
Cansativa | Seed Financing Round | Preferred Stock
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares																€ 322.97
Lift & Co
INVESTMENTS (Details) [Line Items]
Equity Method Investments
Net Assets																	876
Goodwill																	$ 800
Equity Method Investments, Consideration Transferred, Net Assets																	14.00%
Gain (Loss) on Investments								756
Gain (Loss) on Derivative Instruments, Net, Pretax								308
Warrants and Rights Outstanding								57
Lift & Co | Warrant
INVESTMENTS (Details) [Line Items]
Gain (Loss) on Investments		$ 233
Lift & Co | Accounting Standards Update 2016-01 | Retained Earnings/(Deficit)
INVESTMENTS (Details) [Line Items]
Other comprehensive income								$ 1,191